Note 23 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending
2014	$8,194,130
2015	4,814,136
2016	1,753,364

Total	$14,761,630